Interim Period	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Interim Period
(23)	Interim Period (Unaudited, in thousands except per share information)

	2014 Quarters
	1st	2nd	3rd	4th
Revenue	$185,380	$192,966	$207,377	$219,086
Gross profit	$40,105	$43,947	$45,047	$46,399
Net (loss) income	$(18,462)	$(16,788)	$(13,266)	$4,520
Net loss per share (excluding warrants)	$(2.41)	$(2.20)	$(1.76)	$0.50
Current assets	$179,298	$191,759	$189,003	$187,568
Current liabilities	$474,643	$736,335	$743,602	$186,156

	2013 Quarters
	1st	2nd	3rd	4th
Revenue	$204,329	$221,281	$220,947	$202,415
Gross profit	$43,694	$46,319	$46,633	$42,822
Net loss	$(11,021)	$(9,131)	$(7,087)	$(9,353)
Net loss per share	$(1.64)	$(1.39)	$(1.01)	$(1.37)
Current assets	$203,722	$223,550	$211,464	$203,630
Current liabilities	$157,168	$171,700	$167,253	$161,061